SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Disclosure of Issued and paid-in share capital
	Ordinary Shares
	2025	2024
	Number of shares

Balance as of January 1	65,562,670	73,081,005
Own shares repurchased by the Group	(10,840,359)	(9,137,532)
Share based compensation	1,561,772	1,619,197

Issued and paid-in share capital as of December 31	56,284,083	65,562,670

Authorized share capital	250,000,000	250,000,000